Performance Management - Toews Agility Shares Managed Risk ETF	Aug. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-888-604-5506.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	12/31/2021	8.35%
Worst Quarter:	6/30/2022	(8.24)%
The total return for Fund shares from January 1, 2026 to June 30, 2026 was 4.92%.
Year to Date Return, Label [Optional Text]	The total return for Fund shares from
Bar Chart, Year to Date Return	4.92%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	8.35%
Highest Quarterly Return, Date	Dec. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(8.24%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Market Index Changed	The Fund’s primary benchmark index has been changed to the S&P 500 Total Return Index because it is a more appropriate index given the Fund’s strategy and portfolio holdings.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance [Table]
	One Year	Five Years	Since Inception of the Fund
Return before taxes	12.19%	9.06%	11.24%
Return after taxes on distributions	12.08%	8.08%	10.07%
Return after taxes on distributions and sale of Fund shares	7.28%	6.84%	8.57%
CBOE S&P 500 BuyWrite Index* (reflects no deduction for fees, expense or taxes)	8.91%	9.33%	11.45%
S&P 500 Total Return Index (reflects no deduction for fees, expense or taxes)	17.88%	14.42%	17.50%

*	CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buywrite strategy using S&P 500 index call options. Investor cannot invest directly in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expense or taxes
Performance Table Closing [Text Block]

The Fund’s primary benchmark index has been changed to the S&P 500 Total Return Index because it is a more appropriate index given the Fund’s strategy and portfolio holdings. The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark. Investor cannot invest directly in an index.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Performance Availability Phone [Text]	1-888-604-5506